FINANCIAL INSTRUMENTS (Details)							9 Months Ended
	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] NOK	Sep. 30, 2012 Currency Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Currency Swap [Member] Designated as Hedging Instrument [Member] NOK	Sep. 30, 2012 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivative, Fair value [Abstract]
Assets	$ 1,008,000	$ 0	$ 0	$ 0	$ 0	$ 0														$ 730,000	$ 0	$ 278,000	$ 0	$ 0	$ 0
Liabilities	91,690,000	79,870,000	90,168,000	70,071,000	1,522,000	1,445,000														0	2,012,000	0	97,000	0	6,245,000
Interest rate swaps [Abstract]
Notional principal, at maturity							122,632,000	153,804,000	69,713,000	24,794,000	23,394,000	22,114,000	100,000,000	39,100,000	40,633,000		500,000,000
Fixed interest rate (in hundredths)									4.85%							5.32%	5.32%
Notional principal	926,700,000	1,070,700,000					326,316,000	174,848,000	85,500,000	40,040,000	46,841,000	46,601,000	100,000,000	13,800,000	9,200,000	84,594,000
Inception date							Mar. 31, 2010	Apr. 30, 2006	Sep. 30, 2007	Mar. 31, 2008	Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	May 31, 2012	Jun. 30, 2012	Oct. 31, 2010	Oct. 31, 2010	Aug. 31, 2010	Aug. 31, 2010
Maturity date							Mar. 31, 2015	May 31, 2019	Sep. 08, 2014	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	May 31, 2022	Aug. 31, 2022	Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014	Apr. 30, 2014
Fixed interest rate range, low end (in hundredths)							1.96%	3.67%		4.05%	2.13%	1.70%	2.50%	1.80%	1.76%
Fixed interest rate range, high end (in hundredths)							2.22%	6.00%		4.15%	2.80%	2.58%	2.93%	1.85%	1.78%
Currency swaps [Abstract]
Principal receivable																			500,000,000
Principal payable																		$ 84,600,000